Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Income Statement [Abstract]
Operating expenses	$ 169,028		$ 183,305		$ 469,587		$ 522,228		$ 713,187		$ 1,006,503
Loss from operations	(169,028)		(183,305)		(469,587)		(522,228)		(713,187)		(1,006,503)
Other Income:
Forgiveness of debt	0		0		352,071		0
Interest income	559		258,236		138,653		1,033,537		1,205,820		1,088,915
Other income	559		258,236		490,724		1,033,537
(Loss) income before income taxes	(168,469)		74,931		21,137		511,309		492,633		82,412
Benefit (provision) for income taxes	42,690		(15,736)		(23,197)		(88,128)		(84,206)		(16,311)
Net (loss) income	$ (125,779)		$ 59,195		$ (2,060)		$ 423,181		$ 408,427		$ 66,101
Weighted average shares outstanding, basic and diluted	2,697,303	[1]	2,801,350	[1]	2,752,380	[1]	2,773,842	[1]	2,783,021	[2]	2,614,505	[2]
Basic and diluted net (loss) income per common share	$ (0.05)	[3]	$ (0.04)	[3]	$ 0.00	[3]	$ (0.09)	[3]	$ (0.11)	[4]	$ (0.29)	[4]

[1]	Excludes an aggregate of up to -0- and 3,258,579 shares subject to possible redemption at September 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of up to 2,305,335 and 6,310,461 shares subject to possible redemption at December 31, 2019 and 2018, respectively.
[3]	Net loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $-0- and $159,486 for the three months ended September 30, 2020 and 2019, respectively, and $-0- and $658,996 for the nine months ended September 30, 2020 and 2019, respectively (see Note 2).
[4]	Net loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $703,894 and $814,965 for the years ended December 31, 2019 and 2018, respectively (see Note 2).